Financial Instruments (Narrative) (Details)	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Statements [Line Items]
Preferred shares, redemption premium		5.00%
Total Current Assets		$ 4,965,281	$ 625,244
Total Current Liabilities		4,321,273	848,309
Preferred shares, applicable redemption value		912,500
Deferred flow-through share premium		47,481	52,157	$ 49,467
Adjusted working capital deficit		691,489
Adjusted working capital deficit		644,008
Cash and cash equivalents		$ 1,881,841	$ 319,057	$ 1,073,574	$ 1,360,487
Anticipated on-going expenditures to be transacted in US dollars for the next twelve month period	$ 200,000